Segment Information - Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	R$ 26,885	R$ 26,631
Income related to financial operations	145,308	131,317	R$ 149,572
Income related to insurance and private pension operations before claim and selling expenses	4,553	3,961	4,699
Banking service fees	39,032	36,809	34,448
Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	16,123	15,435
Income related to financial operations	117,541	108,362	131,689
Income related to insurance and private pension operations before claim and selling expenses	4,423	3,812	4,551
Banking service fees	35,283	33,211	31,296
Abroad [Member]
Disclosure of geographical areas [line items]
Non-current assets	10,762	11,196
Income related to financial operations	27,767	22,955	17,883
Income related to insurance and private pension operations before claim and selling expenses	130	149	148
Banking service fees	R$ 3,749	R$ 3,598	R$ 3,152